Summary of Debt Securities by Risk Rating (Parenthetical) (Details) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Disclosure of financial assets [abstract]
Debt securities backed by government guaranteed loans	$ 202	$ 1